CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 662	$ 363
Billed receivables, net of allowances of $18 in 2017 and $13 in 2016	723	700
Contracts in process	1,933	1,858
Inventories	389	330
Prepaid Expense and Other Assets, Current	300	175
Assets held for sale	135	0
Assets of discontinued operations	306	481
Total current assets	4,448	3,907
Property, plant and equipment, net	1,110	1,107
Goodwill	6,615	6,374
Identifiable intangible assets	292	229
Other assets	264	248
Total assets	12,729	11,865
Current liabilities:
Accounts payable, trade	531	419
Accrued employment costs	493	462
Accrued expenses	217	188
Advance payments and billings in excess of costs incurred	509	476
Income taxes payable	19	22
Other current liabilities	367	392
Liabilities held for sale	17	0
Liabilities of discontinued operations	226	235
Total current liabilities	2,379	2,194
Pension and postretirement benefits	1,313	1,177
Deferred income taxes	158	189
Other liabilities	398	356
Long-term debt	3,330	3,325
Total liabilities	7,578	7,241
Commitments and contingencies (see Note 18)
Stockholders' Equity Attributable to Parent [Abstract]
Common stock: $.01 par value; 300,000,000 shares authorized, 77,876,687 shares outstanding at December 31, 2017 and 77,232,204 shares outstanding at December 31, 2016	6,519	6,285
Treasury stock (at cost), 83,362,412 shares at December 31, 2017 and 82,385,075 shares at December 31, 2016	(7,404)	(7,224)
Retained earnings	6,659	6,218
Accumulated other comprehensive loss	(691)	(726)
Total shareholders' equity	5,083	4,553
Noncontrolling interests	68	71
Total equity	5,151	4,624
Total liabilities and equity	$ 12,729	$ 11,865